Right of use assets & lease liabilities - Lease liability (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Right of use assets & lease liabilities
Beginning balance	€ 245.9	€ 140.4
Additions	27.9	166.1
Financing cash outflows from lease liabilities	(76.8)	(67.5)
Interest expense	4.6	5.6
Modification of leases	(2.7)
Exchange movements	(15.8)	1.3
Ending balance	183.1	245.9	€ 140.4
Present value of future minimum lease payments classified as Debt		172.0
Lease liabilities	183.1	417.9
Recognised on adoption of IFRS 16 April 1, 2019